accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2021
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23    accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2021	2020
Accrued liabilities	$1,283	$1,251
Payroll and other employee-related liabilities	510	545
Restricted share units liability	49	18
	1,842	1,814
Trade accounts payable	987	855
Interest payable	173	173
Indirect taxes payable and other [1]	108	126
	$3,110	$2,968

1	The opening balance of indirect taxes payable and other has been adjusted as set out in Note 18(c).